SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 369,722	$ 572,631